Investment in Associates	12 Months Ended
Dec. 31, 2018
Disclosure of associates [abstract]
Investment in Associates

13. INVESTMENT IN ASSOCIATES
The following table shows a continuity of the Company's investment in Maverix and its investment in other associates:

	2018	2017
Balance of investment in Maverix, December 31,	$53,567	$48,284
Investment in associate	—	2,473
Dilution gain	13,288	2,273
Adjustment for change in ownership interest	1,870	758
Income (loss) in associate	391	(221)
Balance of investment in Maverix, December 31,	$69,116	$53,567
Balance of investment in other	$1,450	$1,450
	$70,566	$55,017

Investment in Maverix:
The Company's warrant liability representing in substance ownership interest in Maverix was $14.7 million as at December 31, 2018 (December 31, 2017 - $14.3 million). The Company's share of Maverix income or loss was recorded, based on its 40% interest from January 1, 2018 to June 29, 2018, and 29% interest from June 30, 2018 to December 31, 2018 (2017 - 43% from January 1, 2017 to February 21, 2017, 41% from February 22, 2017 to April 20, 2017, and 40% for the remainder of the year) representing the Company's fully diluted ownership.
On June 29, 2018, Maverix closed a transaction with Newmont Mining Corp. and its affiliates ("Newmont") where Maverix acquired a portfolio of fifty (50) royalties from Newmont, for which Maverix issued to Newmont a total of 60 million common shares, 10 million common share purchase warrants, exercisable for five years at $1.64per common share, and made a cash payment of $17 million (collectively, the "Newmont Transaction").
On August 17, 2017, Maverix closed a transaction with CEF Limited ("CEF") where CEF provided Maverix with a $20.0 million senior secured loan facility and Maverix issued 5.9 million common shares to CEF for gross proceeds of $5.3 million. The Company exercised its anti-dilution rights in connection with the CEF transaction where Maverix issued 2.3 million common shares to the Company for gross proceeds of $2.5 million.
On April 20, 2017, Maverix closed a transaction with a wholly owned subsidiary of Silvercorp Metals Inc. (Silvercorp”), where Maverix acquired a net smelter return royalty on the Silvertip mine located in British Columbia Canada; and Maverix issued to Silvercorp a total of 3.8 million common shares (the "Silvertip Transaction").
On February 21, 2017, Maverix closed a transaction with Auramet Trading LLC and certain of its affiliates (collectively "Auramet"), where Maverix acquired a portfolio of two (2) royalties from Auramet; and Maverix issued to Auramet a total of 8.5 million common shares and made a cash payment of $5 million (collectively, the "Auramet Transaction").
Deferred Revenue:
Deferred revenue relates to precious metal streams whereby the Company will sell 100% of the future gold production from La Colorada and 5% of the future gold production from La Bolsa, which is in the exploration stage, to Maverix for $650 and $450 per ounce, respectively (the "Streams"). The deferred revenue liability recognized by the Company is the portion of the deferred revenue to be paid to Maverix owners other than Pan American through its ownership in Maverix.
The Company will recognize the deferred revenue related to the Streams as revenue as the gold ounces are delivered to Maverix. On June 29, 2018, February 21, 2017, April 20, 2017 and August 17, 2017, the Company recorded an additional $1.9 million, $0.4 million, $0.2 million, and $0.1 million of deferred revenue, respectively, as a result of the diluted ownership in Maverix that arose on the Newmont, Auramet, Silvertip and CEF Transactions, respectively. As at December 31, 2018, the deferred revenue liability was $13.3 million (December 31, 2017 - $12.0 million).
During the year ended December 31, 2018, $0.6 million (2017 - $0.3 million) was recognized for the delivery of 3,968 ounces of gold (2017 - 2,347 ounces) from La Colorada to Maverix. All transactions with Maverix were in the normal course and measured at exchange amounts, which were the amounts of consideration established and agreed to by the Company and Maverix.
Income Statement Impacts:
The Company recognized dilution gains of $13.3 million for the year ended December 31, 2018 (2017 - gains of $2.3 million) recorded in share of loss from associate and dilution gain.
For the year ended December 31, 2018 the Company also recognized its share of income from associate of $0.4 million (2017 - $0.2 million loss) which represents the Company's proportionate share of Maverix's income (loss) during the year.